Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2019
Accrued Liabilities And Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

5. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Accrued external research and development expenses	$12,576	$12,738
Accrued payroll and related expenses	9,618	7,372
Accrued professional fees	1,433	1,186
Accrued other	4,437	2,762
Strimvelis liability - current portion	3,096	4,170
Due to UCLA	1,552	1,552
Total accrued expenses and other liabilities	$32,712	$29,780